Offerings	Mar. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	16,305,124
Proposed Maximum Offering Price per Unit	50.33
Maximum Aggregate Offering Price	$ 820,636,891
Fee Rate	0.01531%
Amount of Registration Fee	$ 125,640
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock ("common stock") of Pure Storage, Inc. (“Pure”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.
2.The Registrant does not have any fee offsets.
3.Estimated in accordance with Rule 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of $50.33, the average of the high and low prices of Pure's common stock as reported on the New York Stock Exchange on March 21, 2025.
4.Represents 16,305,124 additional shares of common stock available for issuance as a result of the annual evergreen increase on February 3, 2025 under Pure's 2015 Equity Incentive Plan (the “2015 Plan”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	3,261,024
Proposed Maximum Offering Price per Unit	42.79
Maximum Aggregate Offering Price	$ 139,539,217
Fee Rate	0.01531%
Amount of Registration Fee	$ 21,363
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock ("common stock") of Pure Storage, Inc. (“Pure”) that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock.
2.The Registrant does not have any fee offsets.
Estimated in accordance with Rule 457(c) and 457(h) solely for purposes of calculating the registration fee on the basis of 85% of $50.33 ($42.79), the average of the high and low prices of Pure's common stock as reported on the New York Stock Exchange on March 21, 2025. Pursuant to Pure's Amended and Restated 2015 Employee Stock Purchase Plan (the ”2015 ESPP”), which plan is incorporated by reference herein, the purchase price of the shares of common stock will be 85% of the lower of the fair market value of the common stock on the first trading day of the offering period or on the last day of the offering period.
6.Represents 3,261,024 additional shares of common stock available for issuance as a result of the annual evergreen increase on February 1, 2025 under the 2015 ESPP.